Segment Information - Long-Lived Assets and Revenue by Geographical Areas (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Segment Reporting Information [Line Items]
Revenue	$ 1,256	$ 1,203	$ 4,475	$ 4,005	$ 3,576
Long-lived Assets	$ 295		300	229
United States
Segment Reporting Information [Line Items]
Revenue			1,956	1,754	1,587
Long-lived Assets			201	156
United Kingdom
Segment Reporting Information [Line Items]
Revenue			596	593	522
Long-lived Assets			20	23
All other territories
Segment Reporting Information [Line Items]
Revenue			1,923	1,658	$ 1,467
Long-lived Assets			$ 79	$ 50